EARNINGS (LOSS) PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 12. EARNINGS (LOSS) PER SHARE

Basic earnings per common share (“EPS”) applicable to common stockholders is computed by dividing earnings applicable to common stockholders by the weighted-average number of common shares outstanding.

If there is a loss from operations, diluted EPS is computed in the same manner as basic EPS is computed. Similarly, if the Company has net income but its preferred dividend adjustment made in computing income available to common stockholders results in a net loss available to common stockholders, diluted EPS would be computed in the same manner as basic EPS. Accordingly, the outstanding Series A Convertible Preferred Stock is considered anti-dilutive in which 100,000 were issued and outstanding at March 31, 2021. Series A Convertible Preferred Stock is convertible into common stock on a 10 for 1 basis. The outstanding stock options are considered anti-dilutive in which 233,917 were issued and outstanding at March 31, 2021.

The following represents the impact of options, stock awards, preferred stock and warrants on basic and diluted EPS for the three months ended March 31, 2022:

●	Outstanding stock options are considered anti-dilutive, due to the exercise price being greater than the average market price, in which 163,925, were issued and outstanding at March 31, 2022.
●	Vested Stock awards in the amount of 160,310 have been included in the basic and diluted EPS calculation, and nonvested stock awards in the amount of 9,918 have been included in the diluted EPS calculation.
●	Outstanding Series A warrants are considered anti-dilutive, due to the exercise price being greater than the average market price, in which 1,695,000, were issued and outstanding at March 31, 2022.
●	Series B Convertible Preferred stock are considered dilutive and included in the calculation of diluted EPS.
●	The 244,599 potential settlement shares of the warrant liability associated with Series B Warrants are considered dilutive and included in the calculation of diluted EPS. The effects of the warrants that have been recorded in net income on the condensed consolidated statement of operations have been eliminated in the calculation of diluted EPS.
●	The 78,639 potential settlement shares of the warrant liability associated with the Placement Agent Warrants are considered anti-dilutive and excluded from the EPS calculation.
●	The 3,276,929 Series C prepaid warrants have been included as outstanding shares in the calculation of basic and diluted EPS, because they represent shares issuable for only nominal consideration.
●	The 1,222,497 Series D prepaid warrants have been included as outstanding shares in the calculation of basic and diluted EPS, as they represent shares issuable for only nominal consideration. The Company reduced income available to common stockholders by $6,930,335 for the associated Series D deemed dividend in the calculation of basic and diluted EPS.

The calculations of basic and diluted EPS, are as follows:

	Three Months	Three Months
	ended	ended
	March 31, 2022	March 31, 2021
Net income (loss)	$9,340,000	$(613,926)
Deemed dividend	(6,930,335)	-
Net income (loss), numerator, basic computation	2,409,665	(613,926)
Recognition and change in fair value of warrant liability	(12,425,426)	-
Net income (loss), numerator, diluted computation	$(10,015,761)	$(613,926)

Weighted average shares - denominator basic computation	18,225,241	7,542,377
Effect of stock awards	9,918	-
Effect of Series B warrant liability	3,145,032	-
Effect of preferred stock	2,219,084	-
Weighted average shares, as adjusted - denominator diluted computation	23,599,275	7,542,377
Earnings (loss) per common share - basic	$0.13	$(0.08)
Earnings (loss) per common share - diluted	$(0.42)	$(0.08)

NOTE 11. EARNINGS (LOSS) PER SHARE

Basic earnings per common share (“EPS”) applicable to common stockholders is computed by dividing earnings applicable to common stockholders by the weighted-average number of common shares outstanding.

If there is a loss from operations, diluted EPS is computed in the same manner as basic EPS is computed. Similarly, if the Company has net income but its preferred dividend adjustment made in computing income available to common stockholders results in a net loss available to common stockholders, diluted EPS would be computed in the same manner as basic EPS. Accordingly, the outstanding Series A Convertible Preferred Stock is considered anti-dilutive in which 0 and 395,640 were issued and outstanding at December 31, 2021 and 2020, respectively. Series A Convertible Preferred Stock is convertible into common stock on a 10 for 1 basis. The outstanding stock options are considered anti-dilutive in which 163,913 and 233,917 were issued and outstanding at December 31, 2021 and 2020, respectively.

The calculations of basic and diluted EPS, are as follows:

	December 31, 2021	December 31, 2020
Basic and diluted loss per common share:
Net loss	$(21,098,465)	$(3,681,389)
Basic and diluted weighted average shares outstanding	10,097,052	4,183,625
Basic and diluted loss per common share:	$(2.09)	$(0.88)